Stock-Based Compensation - Option Activity (Details) - Common Stock - Class B - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding (in shares)	75,044,000	77,981,000
Granted stock (in shares)	17,690,000	62,676,000
Vested (in shares)	(92,734,000)	(65,613,000)
Outstanding (in shares)	0	75,044,000